Taxation (Income Tax, Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Hong Kong [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member]	Dec. 31, 2013 China [Member]	Dec. 31, 2013 China [Member] High and new technology enterprises [Member]	Dec. 31, 2013 China [Member] AmazGame [Member]	Dec. 31, 2012 China [Member] AmazGame [Member]	Dec. 31, 2011 China [Member] AmazGame [Member]	Dec. 31, 2010 China [Member] AmazGame [Member]	Dec. 31, 2009 China [Member] AmazGame [Member]	Dec. 31, 2014 China [Member] AmazGame [Member] Scenario, Forecast [Member]	Dec. 31, 2013 China [Member] Gamease [Member]	Dec. 31, 2012 China [Member] Gamease [Member]	Dec. 31, 2011 China [Member] Gamease [Member]	Dec. 31, 2010 China [Member] Gamease [Member]	Dec. 31, 2009 China [Member] Gamease [Member]	Dec. 31, 2013 China [Member] Software enterprises [Member]	Dec. 31, 2016 China [Member] Gamespace [Member] Scenario, Forecast [Member]	Dec. 31, 2015 China [Member] Gamespace [Member] Scenario, Forecast [Member]	Dec. 31, 2014 China [Member] Gamespace [Member] Scenario, Forecast [Member]	Dec. 31, 2013 China [Member] Shenzhen 7Road [Member]	Dec. 31, 2012 China [Member] Shenzhen 7Road [Member]	Dec. 31, 2011 China [Member] Shenzhen 7Road [Member]	Dec. 31, 2013 China [Member] Shanghai ICE [Member]	Dec. 31, 2012 China [Member] Shanghai ICE [Member]	Dec. 31, 2014 China [Member] Shanghai ICE [Member] Scenario, Forecast [Member]	Dec. 31, 2013 China [Member] ICE Information [Member]	Dec. 31, 2013 China [Member] 7Road Technology [Member]
Income tax and tax rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	25.00%
Preferential income tax rate								15.00%	10.00%	15.00%	12.50%	12.50%	12.50%	10.00%	15.00%	15.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Income tax exemption period beginning with first profitable year																				2 years										2 years	2 years
Tax rate reduction rate											50.00%	50.00%	50.00%				50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Preferential income tax rate period after income tax exemption																				3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies							10.00%
Preferential withholding tax rate on dividends under China-HK Tax Agreement							5.00%
Deferred tax liabilities related to withholding tax	$ 18,814	$ 11,878